Contents of Significant Accounts - Details of Capitalized Borrowing Costs (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Total interest capitalized	$ 0	$ 157,210	$ 395,569
Interest rates applied	0.00%
Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Interest rates applied		1.52%	1.35%
Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Interest rates applied		2.01%	2.10%